UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2007
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11-08-2007
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  46
                                        -------------------

Form 13F Information Table Value Total:  $1,405,025
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- --------------  ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
3M CO COM               FOREIGN COMMON  88579Y101    16,272      173,887  X                               113,671     60,216
ACCENTURE LTD SHS CL    COMMON          G1150G111    16,424      408,052  X                               272,867    135,185
AMERICAN INTL GROUP I   FOREIGN COMMON  026874107    15,395      227,566  X                               152,649     74,917
ASTRAZENECA PLC ADR S   COMMON          046353108    19,089      381,247  X                                49,747    331,500
BARCLAYS PLC ADR        COMMON          06738E204    42,548      875,123  X                               112,595    762,528
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104    30,485      439,588  X                                59,021    380,567
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302    47,435    1,019,677  X                               133,546    886,131
CANON INC ADR           FOREIGN COMMON  138006309    37,336      687,719  X                                86,729    600,990
CITIGROUP INC COM       FOREIGN COMMON  172967101    19,495      417,714  X                               285,613    132,101
COCA COLA CO            COMMON          191216100    15,988      278,196  X                               185,579     92,617
CRH PLC ADR             COMMON          12626K203    31,009      774,832  X                                99,090    675,742
DANSKE BK A/S ADR       FOREIGN         236363107    31,585    1,559,941  X                               203,729  1,356,212
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205    52,587      599,422  X                                78,930    520,492
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108    40,031      542,715  X                                70,581    472,134
ERICSSON L M REL CO     FOREIGN COMMON  294821608    38,569      969,071  X                               125,772    843,299
FEDERAL NAT MORTGAGE    COMMON          313586109    10,089      165,906  X                               111,714     54,192
FRANCE TELECOM ADR SP   COMMON          35177Q105    43,519    1,301,401  X                               169,470  1,131,931
GENERAL ELEC CO         FOREIGN         369604103    15,474      373,769  X                               248,278    125,491
GLAXOSMITHKLINE PLC A   COMMON          37733W105    50,929      957,321  X                               126,004    831,317
HEINEKEN N V ADR        FOREIGN COMMON  423012202    46,785    1,429,724  X                               182,743  1,246,981
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406    47,236      510,113  X                                68,021    442,092
I B M                   FOREIGN COMMON  459200101    16,346      138,758  X                                92,108     46,650
ING GROEP N V ADR SPO   COMMON          456837103    38,686      873,067  X                               109,141    763,926
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103    34,359      455,515  X                                58,728    396,787
ISHARES TR MSCI EAFE            COMMON  464287465       505        6,120  X                                     -      6,120
JOHNSON & JOHNSON       FOREIGN COMMON  478160104    15,715      239,197  X                               162,385     76,812
LILLY, ELI AND COMPANY  COMMON          532457108     9,650      169,506  X                               114,785     54,721
MITSUBISHI UFJ FINL G   FOREIGN COMMON  606822104    33,470    3,686,120  X                               468,153  3,217,967
NESTLE S A ADR SPON R   COMMON          641069406    57,592      514,553  X                                66,833    447,720
NOKIA CORP ADR SPONSO   FOREIGN         654902204    56,468    1,488,747  X                               189,057  1,299,690
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109    43,980      800,223  X                               106,497    693,726
ORACLE SYS CORP         FOREIGN COMMON  68389X105    17,525      809,451  X                               493,193    316,258
PFIZER INC              FOREIGN         717081103    14,761      604,230  X                               411,519    192,711
PROCTER & GAMBLE COMP   COMMON          742718109    15,607      221,883  X                               144,825     77,058
ROYAL DUTCH SHELL PLC   COMMON  COMMON  780259206    39,321      478,476  X                                63,594    414,882
SANOFI-AVENTIS ADR      COMMON          80105N105    42,448    1,000,662  X                               135,948    864,714
SAP AG ADR SPON         FOREIGN         803,054,204  40,422      688,973  X                                89,288    599,685
SHINSEI BANK LTD TOKY   FOREIGN         824631105    31,292    4,971,033  X                               630,746  4,340,287
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109    35,596    1,063,491  X                               137,233    926,258
TARGET                  FOREIGN COMMON  '87612E106   10,930      171,937  X                               110,530     61,407
TNT N V SPON ADR        FOREIGN         87260W101    30,609      732,080  X                                96,047    636,033
TOTAL FINA ELF S A AD   COMMON          89151E109    40,956      505,443  X                                68,276    437,167
UBS AG SHS              FOREIGN COMMON  H8920M855    29,601      555,888  X                                70,940    484,948
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704    37,503    1,184,182  X                               158,222  1,025,960
VODAFONE GROUP PLC NE   FOREIGN         92857W100    27,858      767,443  X                                98,012    669,431
WELLPOINT INC COM       COMMON          94973V107    15,541      196,922  X                               129,784     67,138
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